Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8. Intangible assets, net
The intangible assets, net consisted of the following:

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Insurance agency license (1)	45,150	40,817
Insurance brokerage license (1)	2,647	6,526
Insurance adjusting license	3,067	3,067
Software and system	5,695	6,571
Domain name	580	580

Total	57,139	57,561
Less: Accumulated amortization (2)	(3,641)	(4,868)
Allowance for impairment (3)	—	(1,950)

Intangible assets, net	53,498	50,743

(1)
During the year ended December 31, 2023, the Group’s disposal of a subsidiary resulted in a decrease of RMB4,333 in insurance agency license, and the Group’s acquisition of a subsidiary resulted in an increase of RMB3,879 in insurance brokerage license.

The addition of insurance brokerage license was derived from the acquisition of Synergy Wealth Management Limited. During the year ended December 31, 2023, the Company completed the acquisition of Synergy Wealth Management Limited. Since substantially all the fair value of the assets acquired from acquiree company was concentrated in a single asset, the acquiree company did not meet the criteria of a business and the transaction was accounted for as an asset acquisition.

(2)	Amortization expenses for the years ended December 31, 2021, 2022 and 2023 were RMB950, RMB1,201 and RMB1,227, respectively.
The amortization of the coming 5 years is:

As of
December 31, 2023
RMB
2024	763
2025	500
2026	188
2027	76
2028	59

(3)
As of December 31, 2023, the management assessed the impairment of the Group’s indefinite-lived intangible assets based on available industry or market data and trade publications, and determined that it was more likely than not that the fair values of certain asset groups were less than their carrying amounts, which resulted that an impairment loss of the insurance agency license of
RMB720 and an impairment loss of the insurance brokerage license of RMB1,230 were recognized for the year ended December 31, 2023.